NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES - Expense Settlements (Details)												1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Oct. 13, 2025 USD ($) shares	Oct. 08, 2025 USD ($)	Oct. 01, 2025 $ / shares shares	Aug. 29, 2025 shares	Aug. 11, 2025 USD ($) shares	Jul. 01, 2025 $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 23, 2025 USD ($) $ / shares shares	Jan. 15, 2025 USD ($) $ / shares shares	Feb. 19, 2024 $ / shares shares	Feb. 09, 2024 USD ($) installment $ / shares shares	Oct. 31, 2025 USD ($)	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2024 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares	Jun. 30, 2023 $ / shares
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares					200,000
Sale price per share (in dollars per share) | $ / shares											$ 60
Stock subscription receivable							$ 41,089						$ 41,089			$ 41,089
Common stock, par value (in dollars per share) | $ / shares							$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Value of stock issued for services					$ 40,000									$ 2,578		$ 44,341
Change in fair value, stock payable														$ (196,151)	$ (985,072)	(232,793)
Interest expense on convertible notes															1,896,714	7,276,092
Promissory notes							$ 1,207,797						$ 691,240		852,968	1,207,797
Subsequent Event
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares	325,000		356,901		200,000	356,901
Sale price per share (in dollars per share) | $ / shares			$ 0.162			$ 0.162
Value of stock issued for services	$ 132,372				$ 40,000
Convertible amount		$ 4,250,000										$ 4,250,000
Aggregate principal amount		$ 10,097,782
Interest Solutions, LLC
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Sale price per share (in dollars per share) | $ / shares											$ 120
Number of shares issuable upon debt conversion | shares											2,408
Convertible amount											$ 275,000
Interest rate (in percent)											13.00%
Interest expense on convertible notes													8,913			35,652
Transferred registered shares | shares														9,011
Accrued interest net							9,011							$ 9,011		9,011
Promissory notes							315,549						324,462		288,908	315,549
JonesTrading Institutional Services LLC
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Sale price per share (in dollars per share) | $ / shares											$ 120
Number of shares issuable upon debt conversion | shares											3,283
Convertible amount											$ 375,000
Interest rate (in percent)											13.00%
Interest expense on convertible notes													8,627	12,288		$ 48,617
Transferred registered shares | shares																101
Accrued interest net							12,288							$ 12,288		$ 12,288
Promissory notes							430,295						0		393,966	430,295
Toppan Merrill LLC
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Interest rate (in percent)											13.00%
Interest expense on convertible notes																15,694
Promissory notes							185,788						55,025		$ 170,094	185,788
Aggregate principal amount											$ 160,025
Carriage House Capital, Inc
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares									4,166	5,833	1,667
Sale price per share (in dollars per share) | $ / shares										$ 298.8	$ 298.8
Number of unissued shares | shares															4,166
Stock subscription receivable															$ 259,893
Common stock, par value (in dollars per share) | $ / shares															$ 62.38
Market price of public shares (in Dollars per share) | $ / shares									$ 6.5
Value of stock issued for services									$ 27,100
Change in fair value, stock payable									$ 232,793
Carriage House Capital, Inc | Due upon signing of the contract
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares										16,677
Carriage House Capital, Inc | Due, signing of the contract
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares										4,166
Carriage House Capital, Inc | Maximum
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares										5,833
Winston & Strawn LLP
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Value of shares issuable for services											$ 2,500,000
Number of installments | installment											3
Value of shares issuable for services in each installment											$ 833,333
Subscription payable, liability							$ 2,489,945						$ 691,321		$ 2,425,647	$ 2,489,945
Winston & Strawn LLP | Maximum
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Number of shares issuable for services | shares											2,500,000
Outside The Box Capital Inc
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares																6,919
Market price of public shares (in Dollars per share) | $ / shares							$ 5.7									$ 5.7
Value of stock issued for services																$ 39,404
Locbox Technologies, Inc
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares							203,425
Market price of public shares (in Dollars per share) | $ / shares							$ 0.2053									$ 0.2053
Value of stock issued for services							$ 41,763
Payment for software services, Monthly payment							$ 20,000
Payment for software services in stock (in percent)							90.00%
Issuance of stock for payment of services							9.90%
Payment for services, Non-Payment of cash, Interest rate																13.00%
Payment for services, Right to acquire, Ownership percentage							5.00%
Payment for services, valuation amount							$ 10,000,000									$ 10,000,000
Payment for services right to acquire, investment amount							$ 500,000									$ 500,000
License fee paid considered as contribution (in percent)																50.00%
Individual Third Party
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares								100,000
Market price of public shares (in Dollars per share) | $ / shares								$ 0.1905
Value of stock issued for services								$ 19,050
Stock promotion agreement, Performance of service period								6 months
Stock promotion agreement, Expense recognition period								6 months
Longside Ventures LLC | Subsequent Event
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares				200,000
Longside Ventures LLC | Execution of the agreement, issued | Subsequent Event
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares				100,000
Longside Ventures LLC | One-month anniversary | Subsequent Event
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares				100,000